Right-of-use assets and lease liabilities - Disclosure of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	$ 13,829	$ 11,644	$ 11,243
Interest expense on lease liabilities	4,045	3,798	3,047
Short-term lease rentals	25,372	27,395	22,433
Expense relating to leases of low-value assets that are not shown above as short-term leases	35	21	46
Land & Land Improvements
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	2,322	2,232	1,849
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	1,804	2,211	2,153
Machinery & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	8,027	5,806	6,062
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	$ 1,676	$ 1,395	$ 1,179